RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 01, 2021	Jan. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party									$ 6,784,000
ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Repayment of promissory note - related party							$ 88,264	$ 88,264
Promissory Note with Related Party | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note										$ 300,000
Repayment of promissory note - related party	$ 88,264
Administrative Support Agreement | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid			$ 30,000	$ 30,000	$ 0	$ 60,000	$ 50,000	110,000
Related Party Loans | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Loan conversion agreement warrant								$ 1,500,000
Related Party Loans | Working capital loans warrant | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Price of warrant								$ 10.00